Property and Equipment, net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property and Equipment, net	Property and Equipment, net
Property and equipment, net consisted of the following:

	December 31, 2023	December 31, 2022
Land	$669	$645
Buildings and leasehold improvements	713	686
Equipment	1,490	1,383
Construction in progress	98	82
Total property and equipment	2,970	2,796
Less: accumulated depreciation	1,134	1,036
Property and equipment, net	$1,836	$1,760
Depreciation expense on property and equipment was $139 million, $141 million and $120 million for the years ended December 31, 2023, 2022 and 2021, respectively.